SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue (Details) - Vimeo Inc. - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Capitalized Contract Cost, Amortization			$ 7.7	$ 5.0
Capitalized Contract Cost, Net, Current			2.7	1.7	$ 0.5
Capitalized Contract Cost, Net, Noncurrent			4.9	2.2		$ 1.1
Deferred revenue recognized during period	$ 65.6	$ 38.9	$ 84.1	$ 66.8
Minimum [Member]
Subscription period			1 month
Maximum [Member]
Subscription period			3 years